Share capital - Disclosure of stock options outstanding (Details) shares in Thousands, $ / shares in Thousands	Dec. 31, 2017 year	Dec. 31, 2017 $ / shares	Dec. 31, 2017 shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding		4,680	4,864		4,052	4,052	2,713
Weighted average remaining contractual life of outstanding share options (in years) | year	6.39
Options exercisable – End of year (in shares)			2,834			2,857
Exercise price range one [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding			882
Weighted average remaining contractual life of outstanding share options (in years) | year	4.08
Options exercisable – End of year (in shares)			741
Exercise price range two [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding			3,212
Weighted average remaining contractual life of outstanding share options (in years) | year	6.36
Options exercisable – End of year (in shares)			1,983
Exercise price range three [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding			62
Weighted average remaining contractual life of outstanding share options (in years) | year	5.95
Options exercisable – End of year (in shares)			32
Exercise price range four [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding			65
Weighted average remaining contractual life of outstanding share options (in years) | year	9.73
Options exercisable – End of year (in shares)			0
Exercise price range five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding			330
Weighted average remaining contractual life of outstanding share options (in years) | year	9.50
Options exercisable – End of year (in shares)			25
Exercise price range six [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding			313
Weighted average remaining contractual life of outstanding share options (in years) | year	9.32
Options exercisable – End of year (in shares)			53
Canada, Dollars | Top of range | Exercise price range one [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $				$ 3.96
Canada, Dollars | Top of range | Exercise price range two [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $				4.73
Canada, Dollars | Top of range | Exercise price range three [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $				6.56
Canada, Dollars | Top of range | Exercise price range four [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $				7.59
Canada, Dollars | Top of range | Exercise price range five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $				8.48
Canada, Dollars | Top of range | Exercise price range six [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $				9.45
Canada, Dollars | Bottom of range | Exercise price range one [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $				3.20
Canada, Dollars | Bottom of range | Exercise price range two [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $				4.00
Canada, Dollars | Bottom of range | Exercise price range three [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $				5.19
Canada, Dollars | Bottom of range | Exercise price range four [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $				7.30
Canada, Dollars | Bottom of range | Exercise price range five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $				8.10
Canada, Dollars | Bottom of range | Exercise price range six [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $				$ 9.45